Voya Emerging Markets Local Currency Debt Fund	PORTFOLIO OF INVESTMENTS
as of December 31, 2021 (Unaudited)

Principal Amount†			Value	Percentage of Net Assets
SOVEREIGN BONDS: 81.7%
		Brazil: 8.0%
BRL 16,158,000		Brazil Notas do Tesouro Nacional Series F, 10.000%, 01/01/2023	$ 2,857,863	3.8
BRL 10,350,000		Brazil Notas do Tesouro Nacional Series F, 10.000%, 01/01/2025	1,830,880	2.5
BRL 5,229,000		Brazil Notas do Tesouro Nacional Series F, 10.000%, 01/01/2027	920,581	1.2
BRL 2,000,000		Brazil Notas do Tesouro Nacional Series F, 10.000%, 01/01/2029	349,017	0.5
			5,958,341	8.0

		Chile: 1.5%
CLP 115,000,000		Bonos de la Tesoreria de la Republica en pesos, 4.500%, 03/01/2026	132,580	0.2
CLP 885,000,000		Bonos de la Tesoreria de la Republica en pesos, 5.000%, 03/01/2035	987,499	1.3
			1,120,079	1.5

		China: 11.2%
CNY 6,030,000		China Government Bond, 2.850%, 06/04/2027	955,762	1.3
CNY 26,700,000		China Government Bond, 3.250%, 06/06/2026	4,302,848	5.8
CNY 15,000,000		China Government Bond, 3.250%, 11/22/2028	2,416,179	3.3
CNY 2,560,000		China Government Bond, 3.290%, 05/23/2029	412,966	0.6
CNY 1,030,000		China Government Bond, 3.810%, 09/14/2050	173,246	0.2
			8,261,001	11.2

		Colombia: 4.0%
COP 4,902,300,000		Colombian TES, 6.000%, 04/28/2028	1,090,618	1.5
COP 2,767,700,000		Colombian TES, 7.000%, 06/30/2032	621,622	0.8
COP 2,265,000,000		Colombian TES, 7.500%, 08/26/2026	553,471	0.7
COP 2,962,200,000		Colombian TES, 7.750%, 09/18/2030	711,280	1.0
			2,976,991	4.0

		Czech Republic: 4.1%
CZK 10,660,000		Czech Republic Government Bond, 0.250%, 02/10/2027	421,208	0.6
CZK 8,860,000		Czech Republic Government Bond, 0.950%, 05/15/2030	346,322	0.5
CZK 29,360,000	(1)	Czech Republic Government Bond, 1.000%, 06/26/2026	1,217,320	1.6
CZK 23,500,000		Czech Republic Government Bond, 2.400%, 09/17/2025	1,041,237	1.4
			3,026,087	4.1

		Dominican Republic: 0.2%
DOP 8,000,000		Dominican Republic International Bond, 8.900%, 02/15/2023	144,733	0.2

		Hungary: 2.2%
HUF 293,320,000		Hungary Government Bond, 1.500%, 04/22/2026	806,837	1.1
HUF 302,930,000		Hungary Government Bond, 3.000%, 08/21/2030	834,714	1.1
			1,641,551	2.2

		Indonesia: 8.8%
IDR 3,925,000,000		Indonesia Treasury Bond, 6.500%, 02/15/2031	278,309	0.4
IDR 5,307,000,000		Indonesia Treasury Bond, 7.000%, 05/15/2027	399,897	0.6
IDR 14,321,000,000		Indonesia Treasury Bond, 7.500%, 08/15/2032	1,070,612	1.5
IDR 18,533,000,000		Indonesia Treasury Bond, 7.500%, 05/15/2038	1,357,539	1.8
IDR 11,487,000,000		Indonesia Treasury Bond, 8.250%, 06/15/2032	903,123	1.2
IDR 18,137,000,000		Indonesia Treasury Bond, 8.375%, 03/15/2034	1,430,323	1.9
IDR 13,051,000,000		Indonesia Treasury Bond, 8.750%, 05/15/2031	1,057,128	1.4
			6,496,931	8.8

		Malaysia: 5.2%
MYR 8,382,000		Malaysia Government Bond, 3.885%, 08/15/2029	2,055,218	2.8
MYR 2,608,000		Malaysia Government Bond, 3.899%, 11/16/2027	645,847	0.8
MYR 342,000		Malaysia Government Bond, 3.906%, 07/15/2026	84,772	0.1
MYR 2,083,000		Malaysia Government Bond, 4.127%, 04/15/2032	518,060	0.7

Voya Emerging Markets Local Currency Debt Fund	PORTFOLIO OF INVESTMENTS
as of December 31, 2021 (Unaudited) (Continued)

Principal Amount†		Value	Percentage of Net Assets
SOVEREIGN BONDS: (continued)
	Malaysia: (continued)
MYR 2,198,000	Malaysia Government Bond, 4.762%, 04/07/2037	$ 574,448	0.8
		3,878,345	5.2

	Mexico: 6.9%
MXN 12,170,000	Mexican Bonos, 7.500%, 06/03/2027	596,461	0.8
MXN 37,912,700	Mexican Bonos, 7.750%, 05/29/2031	1,873,147	2.5
MXN 1,470,000	Mexican Bonos, 7.750%, 11/13/2042	69,741	0.1
MXN 20,830,000	Mexican Bonos, 8.500%, 05/31/2029	1,077,341	1.5
MXN 28,791,000	Mexican Bonos, 8.500%, 11/18/2038	1,481,622	2.0
		5,098,312	6.9

	Peru: 2.3%
PEN 1,972,000	Peru Government Bond, 5.400%, 08/12/2034	451,111	0.6
PEN 44,000	Peru Government Bond, 6.150%, 08/12/2032	11,078	0.0
PEN 3,710,000	Peru Government Bond, 6.350%, 08/12/2028	978,716	1.4
PEN 918,000	Peru Government Bond, 6.900%, 08/12/2037	234,266	0.3
		1,675,171	2.3

	Philippines: 0.3%
PHP 10,000,000	Philippine Government International Bond, 6.250%, 01/14/2036	216,889	0.3

	Poland: 3.8%
PLN 1,060,000	Republic of Poland Government Bond, 0.250%, 10/25/2026	221,568	0.3
PLN 1,600,000	Republic of Poland Government Bond, 2.500%, 07/25/2026	374,976	0.5
PLN 9,380,000	Republic of Poland Government Bond, 2.750%, 04/25/2028	2,195,572	3.0
		2,792,116	3.8

	Romania: 2.1%
RON 3,370,000	Romania Government Bond, 3.250%, 04/29/2024	755,130	1.0
RON 2,965,000	Romania Government Bond, 4.250%, 06/28/2023	681,297	0.9
RON 435,000	Romania Government Bond, 5.000%, 02/12/2029	100,242	0.2
		1,536,669	2.1

	Russia: 4.4%
RUB 31,628,000	Russian Federal Bond - OFZ, 7.250%, 05/10/2034	390,039	0.5
RUB 103,000,000	Russian Federal Bond - OFZ, 7.650%, 04/10/2030	1,324,523	1.8
RUB 50,833,000	Russian Federal Bond - OFZ, 7.700%, 03/23/2033	652,188	0.9
RUB 66,750,000	Russian Federal Bond - OFZ, 8.500%, 09/17/2031	905,732	1.2
		3,272,482	4.4

	South Africa: 4.9%
ZAR 22	Republic of South Africa Government Bond, 6.250%, 03/31/2036	1	0.0
ZAR 42,402,000	Republic of South Africa Government Bond, 8.500%, 01/31/2037	2,249,408	3.1
ZAR 24,037,000	Republic of South Africa Government Bond, 8.875%, 02/28/2035	1,354,561	1.8
		3,603,970	4.9

	South Korea: 1.6%
IDR 15,800,000,000	Export-Import Bank of Korea, 7.250%, 12/07/2024	1,169,937	1.6

	Thailand: 6.4%
THB 17,596,000	Thailand Government Bond, 1.600%, 12/17/2029	517,354	0.7
THB 21,590,000	Thailand Government Bond, 2.875%, 12/17/2028	696,385	0.9
THB 59,627,000	Thailand Government Bond, 3.300%, 06/17/2038	1,970,306	2.7
THB 12,628,000	Thailand Government Bond, 3.400%, 06/17/2036	422,137	0.6
THB 11,369,000	Thailand Government Bond, 3.650%, 06/20/2031	392,524	0.5
THB 19,669,000	Thailand Government Bond, 4.875%, 06/22/2029	713,296	1.0
		4,712,002	6.4

	Turkey: 3.1%
TRY 6,059,000	Turkey Government Bond, 8.000%, 03/12/2025	305,492	0.4
TRY 8,314,000	Turkey Government Bond, 10.600%, 02/11/2026	414,789	0.6
TRY 16,392,000	Turkey Government Bond, 10.700%, 08/17/2022	1,165,812	1.6

Voya Emerging Markets Local Currency Debt Fund	PORTFOLIO OF INVESTMENTS
as of December 31, 2021 (Unaudited) (Continued)

Principal Amount†		Value	Percentage of Net Assets
SOVEREIGN BONDS: (continued)
	Turkey: (continued)
TRY 1,270,000	Turkey Government Bond, 11.000%, 02/24/2027	$ 60,193	0.1
TRY 6,813,000	Turkey Government Bond, 12.400%, 03/08/2028	327,543	0.4
		2,273,829	3.1

	Uruguay: 0.7%
UYU 25,450,000	Uruguay Government International Bond, 8.250%, 05/21/2031	550,620	0.7

	Total Sovereign Bonds
	(Cost $70,963,356)	60,406,056	81.7

SUPRANATIONAL BONDS: 2.8%
	Supranational: 2.8%
PLN 2,402,000	European Investment Bank, 3.000%, 05/24/2024	586,925	0.8
ZAR 6,900,000	European Investment Bank, 8.125%, 12/21/2026	456,477	0.6
ZAR 15,360,000	European Investment Bank, 8.500%, 09/17/2024	1,020,179	1.4

	Total Supranational Bonds
	(Cost $2,103,218)	2,063,581	2.8

	Total Long-Term Investments
	(Cost $73,066,574)	62,469,637	84.5

SHORT-TERM INVESTMENTS: 13.0%
	Commercial Paper: 3.4%
1,000,000	Duke Energy Corp., 0.170%, 01/11/2022	999,949	1.4
1,500,000	Sherwin-Williams Co., 0.170%, 01/05/2022	1,499,965	2.0

	Total Commercial Paper
	(Cost $2,499,915)	2,499,914	3.4

	Repurchase Agreements: 1.7%
283,070	(2) Nomura Securities, Repurchase Agreement dated 12/31/21, 0.05%, due 01/03/22 (Repurchase Amount $283,071, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-5.000%, Market Value plus accrued interest $288,731, due 09/06/24-09/20/69)	283,070	0.4
1,000,000	(2) RBC Dominion Securities Inc., Repurchase Agreement dated 12/31/21, 0.05%, due 01/03/22 (Repurchase Amount $1,000,004, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-6.500%, Market Value plus accrued interest $1,020,000, due 05/15/22-12/01/51)	1,000,000	1.3

	Total Repurchase Agreements
	(Cost $1,283,070)	1,283,070	1.7

Shares		Value	Percentage of Net Assets
	Mutual Funds: 7.9%
2,957,000	(3) BlackRock Liquidity Funds, FedFund, Institutional Class, 0.030%	2,957,000	4.0
2,888,000	(3) Morgan Stanley Institutional Liquidity Funds - Government Portfolio (Institutional Share Class), 0.030%	2,888,000	3.9
	Total Mutual Funds
	(Cost $5,845,000)	5,845,000	7.9

	Total Short-Term Investments
	(Cost $9,627,985)	9,627,984	13.0

	Total Investments in Securities (Cost $82,694,559)	$ 72,097,621	97.5
	Assets in Excess of Other Liabilities	1,865,060	2.5
	Net Assets	$ 73,962,681	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
(1)	Security, or a portion of the security, is on loan.
(2)	All or a portion of the security represents securities purchased with cash collateral received for securities on loan.
(3)	Rate shown is the 7-day yield as of December 31, 2021.

Voya Emerging Markets Local Currency Debt Fund	PORTFOLIO OF INVESTMENTS
as of December 31, 2021 (Unaudited) (Continued)

Currency Abbreviations:
BRL	Brazilian Real
CLP	Chilean Peso
CNY	Chinese Yuan
COP	Colombian Peso
CZK	Czech Koruna
DOP	Dominican Peso
HUF	Hungarian Forint
IDR	Indonesian Rupiah
MXN	Mexican Peso
MYR	Malaysian Ringgit
PEN	Peruvian Nuevo Sol
PHP	Philippine Peso
PLN	Polish Zloty
RON	Romanian New Leu
RUB	Russian Ruble
THB	Thai Baht
TRY	Turkish New Lira
UYU	Uruguayan Peso Uruguayo
ZAR	South African Rand

Sector Diversification	Percentage of Net Assets
Sovereign Bonds	81.7%
Supranational Bonds	2.8
Short-Term Investments	13.0
Assets in Excess of Other Liabilities	2.5
Net Assets	100.0%

Portfolio holdings are subject to change daily.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of December 31, 2021 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at December 31, 2021
Asset Table
Investments, at fair value
Sovereign Bonds	$–	$60,406,056	$–	$60,406,056
Supranational Bonds	–	2,063,581	–	2,063,581
Short-Term Investments	5,845,000	3,782,984	–	9,627,984
Total Investments, at fair value	$5,845,000	$66,252,621	$–	$72,097,621
Other Financial Instruments+
Forward Foreign Currency Contracts	–	237,126	–	237,126
Futures	12,933	–	–	12,933
OTC Swaps	–	30,772	–	30,772
Total Assets	$5,857,933	$66,520,519	$–	$72,378,452
Liabilities Table
Other Financial Instruments+
Centrally Cleared Swaps	$–	$(32,459)	$–	$(32,459)
Forward Foreign Currency Contracts	–	(29,759)	–	(29,759)
Futures	(15,784)	–	–	(15,784)
Total Liabilities	$(15,784)	$(62,218)	$–	$(78,002)

+	Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

Voya Emerging Markets Local Currency Debt Fund	PORTFOLIO OF INVESTMENTS
as of December 31, 2021 (Unaudited) (Continued)

At December 31, 2021, the following forward foreign currency contracts were outstanding for Voya Emerging Markets Local Currency Debt Fund:

Currency Purchased	Currency Sold	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
MYR 7,420,620	USD 1,751,220	Barclays Bank PLC	01/21/22	$30,535
CLP 842,176,069	USD 993,660	Barclays Bank PLC	02/04/22	(9,524)
USD 435,120	CNY 2,785,678	BNP Paribas	01/21/22	(1,931)
USD 90	KRW 107,306	BNP Paribas	01/21/22	–
ZAR 7,144,796	USD 458,166	Citibank N.A.	01/21/22	(10,917)
IDR 1,391,681,609	USD 96,645	Citibank N.A.	01/21/22	1,093
USD 40,806	PEN 166,347	Citibank N.A.	02/04/22	(810)
RON 2,663,023	USD 604,465	Goldman Sachs International	01/21/22	7,296
RUB 150,248,716	USD 1,997,572	Goldman Sachs International	01/21/22	468
USD 90,560	COP 354,063,618	Goldman Sachs International	02/04/22	3,815
MXN 38,520,725	USD 1,823,442	Goldman Sachs International	02/04/22	47,767
PLN 7,836,716	USD 1,876,877	HSBC Bank USA N.A.	01/21/22	65,831
USD 141,808	PHP 7,159,975	HSBC Bank USA N.A.	01/21/22	2,153
ILS 12,325	USD 3,907	JPMorgan Chase Bank N.A.	01/21/22	57
ZAR 5,320,423	USD 326,791	Morgan Stanley Capital Services LLC	01/21/22	6,256
USD 76,661	CZK 1,744,776	Morgan Stanley Capital Services LLC	01/21/22	(3,065)
HUF 296,713,853	USD 907,020	Morgan Stanley Capital Services LLC	01/21/22	5,978
USD 1,645,815	TRY 21,437,553	Standard Chartered Bank	01/21/22	49,742
THB 47,983,813	USD 1,420,114	Standard Chartered Bank	01/21/22	16,135
USD 164,018	BRL 940,201	Standard Chartered Bank	02/04/22	(3,512)
				$207,367

At December 31, 2021, the following futures contracts were outstanding for Voya Emerging Markets Local Currency Debt Fund:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Long Contracts:
U.S. Treasury 5-Year Note	10	03/31/22	$1,209,766	$5,059
U.S. Treasury Ultra 10-Year Note	1	03/22/22	146,437	2,600
U.S. Treasury Ultra Long Bond	1	03/22/22	197,125	4,904
			$1,553,328	$12,563
Short Contracts:
U.S. Treasury 10-Year Note	(7)	03/22/22	(913,281)	(10,514)
U.S. Treasury 2-Year Note	(3)	03/31/22	(654,516)	370
U.S. Treasury Long Bond	(2)	03/22/22	(320,875)	(5,270)
			$(1,888,672)	$(15,414)

At December 31, 2021, the following centrally cleared interest rate swaps were outstanding for Voya Emerging Markets Local Currency Debt Fund:

Pay/Receive Floating Rate	Floating Rate Index	Floating Rate Index Payment Frequency	Fixed Rate	Fixed Rate Payment Frequency	Maturity Date	Notional Amount		Fair Value	Unrealized Appreciation/ (Depreciation)
Pay	6-month PLZ-WIBOR	Semi-Annual	2.660%	Annual	06/27/27	PLN	2,200,000	$(28,111)	$(28,111)
Receive	28-day MXN TIIE-BANXICO	Monthly	6.880	Monthly	07/28/22	MXN	33,000,000	(4,348)	(4,348)
								$(32,459)	$(32,459)

At December 31, 2021, the following OTC interest rate swaps were outstanding for Voya Emerging Markets Local Currency Debt Fund:

Pay/Receive Floating Rate	Floating Rate Index	Floating Rate Index Payment Frequency	Counterparty	Fixed Rate	Fixed Rate Payment Frequency	Maturity Date	Notional Amount	Fair Value	Upfront Payments Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Pay	3-month ZAR-JIBAR	Quarterly	Barclays Bank PLC	8.280%	Quarterly	09/30/24	ZAR 7,500,000	$30,772	$–	$30,772
								$30,772	$–	$30,772

Voya Emerging Markets Local Currency Debt Fund	PORTFOLIO OF INVESTMENTS
as of December 31, 2021 (Unaudited) (Continued)

Currency Abbreviations
BRL	-	Brazilian Real
CLP	-	Chilean Peso
COP	-	Colombian Peso
CNY	-	Chinese Yuan
CZK	-	Czech Koruna
HUF	-	Hungarian Forint
IDR	-	Indonesian Rupiah
ILS	-	Israeli New Shekel
KRW	-	South Korean Won
MXN	-	Mexican Peso
MYR	-	Malaysian Ringgit
PEN	-	Peruvian Nuevo Sol
PHP	-	Philippine Peso
PLN	-	Polish Zloty
RON	-	Romanian New Leu
RUB	-	Russian Ruble
THB	-	Thai Baht
TRY	-	Turkish Lira
USD	-	United States Dollar
ZAR	-	South African Rand

At December 31, 2021, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for federal income tax purposes was $85,200,418.

Net unrealized depreciation consisted of:

Gross Unrealized Appreciation	$1,304,900
Gross Unrealized Depreciation	(12,344,836)

Net Unrealized Depreciation	$(11,039,936)